PROTECTIVE ACQUIRED VARIABLE ANNUITY

SEPARATE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 2021

Protective Acquired Variable Annuity Separate Account

Index

Page(s)

Report of Independent Registered Public Accounting Firm	1-2

Statement of Assets and Liabilities as of December 31, 2021	3-7

Statement of Operations for the year ended December 31, 2021	8-12

Statement of Changes in Net Assets for the year ended December 31, 2021	13-17

Statement of Changes in Net Assets for the year ended December 31, 2020	18-22

Notes to Financial Statements	23-43

Report of Independent Registered Public Accounting Firm

To the Contract Holders of Protective Acquired Variable Annuity Separate Account and the
Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Acquired Variable Annuity Separate Account (the Separate Account) as of December 31, 2021, the related statements of operations for the year or periods described in Appendix A, the statements of changes in net assets for each of the years or periods described in Appendix A, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2021, the results of its operations for the year or periods then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the years ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 22, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company separate accounts since 2019.

Birmingham, Alabama
April 26, 2022

Appendix A

The statements of assets and liabilities of the subaccounts listed below which comprise Protective Acquired Variable Annuity Separate Account were audited as of December 31, 2021. The related statements of operations and changes in net assets were audited according to varying periods as defined in the notes below.

Alger Large Cap Growth	Invesco VI Diversified Dividend

Alger Mid Cap Growth	Invesco VI Equity and Income (d)

Alger Small Cap Growth	Invesco VI Global (b)

American Century VP Disciplined Core Value	Invesco VI Global Strategic Income (b)

American Century VP Large Company Value	Invesco VI Global Real Estate

American Century VP Value	Invesco VI Health Care

BNY Mellon IP MidCap Stock	Invesco VI Main Street (b)

BNY Mellon IP Technology Growth	Invesco VI Main Street Small Cap (b)

BNY Mellon Sustainable U.S. Equity Portfolio	Invesco VI Managed Volatility (c)

BNY Mellon VIF Government Money Market	Janus Henderson Balanced Portfolio

Fidelity VIP Contrafund	Janus Henderson Enterprise Portfolio

Fidelity VIP Equity Income	Janus Henderson Global Research Portfolio

Fidelity VIP Growth	Janus Henderson Mid Cap Value Portfolio

Fidelity VIP Index 500	Janus Henderson Research Portfolio

Fidelity VIP Index 500 Service Class	JPMorgan Insurance Trust Core Bond

Fidelity VIP Mid Cap	JPMorgan Insurance Trust Mid Cap Value

Franklin Growth and Income	JPMorgan Insurance Trust Small Cap Core

Franklin Small Cap Value	JPMorgan Insurance Trust U.S. Equity

Franklin Strategic Income	Franklin Mutual Global Discovery

Franklin U.S. Government Securities	Franklin Mutual Shares

Franklin Rising Dividends	Templeton Developing Markets

Invesco VI Capital Appreciation (b)

Invesco VI Discovery Mid Cap Growth (b)

(b) Effective April 30, 2021, name change from Invesco Oppenheimer.

(c) For the period: January 1, 2021 to April 30, 2021, (cessation of operations).

(d) For the period: April 30, 2021 (commencement of operations) to December 31, 2021.

Protective Acquired Variable Annuity Separate Account

Statement of Assets and Liabilities

As of December 31, 2021

	The Alger American Fund			American Century Variable Portfolios, Inc.			BNY Mellon Investment Portfolios		BNY Mellon Sustainable U.S. Equity Growth Portfolio, Inc.	BNY Mellon Variable Investment Fund

	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Disciplined Core Value	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market

ASSETS
Investments in subaccounts at fair value	$675,725	$1,960,542	$2,089,518	$1,062,017	$107,062	$595,982	$352,239	$899,802	$154,039	$5,809,381
Net assets	$675,725	$1,960,542	$2,089,518	$1,062,017	$107,062	$595,982	$352,239	$899,802	$154,039	$5,809,381

Units Outstanding	3,146	15,559	19,154	46,652	4,078	22,370	8,209	13,815	1,528	635,955

Shares Owned in each Portfolio	8,334	88,392	74,947	99,069	5,493	43,598	14,295	27,755	2,652	5,809,381

Fair Value per Share	81.08	22.18	27.88	10.72	19.49	13.67	24.64	32.42	58.08	1.00

Investment in Portfolio shares, at Cost	$601,317	$2,082,977	$2,085,919	$925,421	$81,526	$460,504	$247,647	$637,451	$92,209	$5,809,380

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Assets and Liabilities, continued

As of December 31, 2021

	Fidelity Variable Insurance Products Fund						Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income

ASSETS
Investments in subaccounts at fair value	$11,170,246	$2,308,521	$1,413,634	$1,960,941	$2,932,100	$1,653,941	$73,651	$1,612,332	$2,380,261	$704,150
Net assets	$11,170,246	$2,308,521	$1,413,634	$1,960,941	$2,932,100	$1,653,941	$73,651	$1,612,332	$2,380,261	$704,150

Units Outstanding	77,770	26,423	6,691	3,093	5,351	38,657	2,476	31,030	45,140	35,675

Shares Owned in each Portfolio	205,524	88,280	13,801	4,188	6,347	40,173	4,990	45,520	135,705	68,832

Fair Value per Share	54.35	26.15	102.43	468.27	461.95	41.17	14.76	35.42	17.54	10.23

Investment in Portfolio shares, at Cost	$7,401,763	$1,939,095	$1,084,010	$1,072,515	$1,368,162	$1,398,492	$69,688	$1,159,360	$2,061,678	$717,687

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Assets and Liabilities, continued

As of December 31, 2021

	Franklin Templeton Variable Insurance Products Trust				Invesco Variable Account Funds

	Franklin U.S. Government Securities	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco VI Capital Appreciation (a)	Invesco VI Discovery Mid Cap Growth (a)	Invesco VI Diversified Dividend	Invesco VI Equity and Income (b)	Invesco VI Global (a)	Invesco VI Global Real Estate

ASSETS
Investments in subaccounts at fair value	$255,858	$2,199,725	$708,980	$838,358	$333,793	$306,499	$191,522	$459,165	$3,261,248	$1,341,250
Net assets	$255,858	$2,199,725	$708,980	$838,358	$333,793	$306,499	$191,522	$-	$3,261,248	$1,341,250

Units Outstanding	20,110	56,117	24,143	22,112	6,589	5,216	11,302	43,852	54,104	36,071

Shares Owned in each Portfolio	22,114	112,174	36,926	78,572	4,194	2,954	6,423	22,193	58,050	74,555

Fair Value per Share	11.57	19.61	19.20	10.67	79.58	103.76	29.82	20.69	56.18	17.99

Investment in Portfolio shares, at Cost	$262,823	$2,022,100	$664,401	$659,253	$243,065	$238,094	$166,618	$446,889	$2,357,544	$1,227,272

Note: Totals may not appear to foot/crossfoot due to rounding.

(a) Effective April 30, 2021, name change from Invesco Oppenheimer.
(b) Effective April 30, 2021, (commencement of operations).

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Assets and Liabilities, continued

As of December 31, 2021

	Invesco Variable Insurance Funds				Janus Henderson Series

	Invesco VI Global Strategic Income (a)	Invesco VI Health Care	Invesco VI Main Street (a)	Invesco VI Main Street Small Cap (a)	Janus Henderson Balanced	Janus Henderson Enterprise	Janus Henderson Global Research	Janus Henderson Mid Cap Value	Janus Henderson Research
					Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments in subaccounts at fair value	$1,065,195	$730,974	$755,290	$1,930,132	$3,821,749	$1,025,512	$457,511	$430,993	$234,011
Net assets	$1,065,195	$730,974	$755,290	$1,930,132	$3,821,749	$1,025,512	$457,511	$430,993	$234,011

Units Outstanding	62,676	15,820	16,206	31,419	35,543	6,709	5,736	9,374	2,256

Shares Owned in each Portfolio	231,062	21,588	21,408	62,606	76,100	10,203	6,419	23,475	4,156

Fair Value per Share	4.61	33.86	35.28	30.83	50.22	100.51	71.28	18.36	56.31

Investment in Portfolio shares, at Cost	$1,155,962	$608,522	$616,432	$1,438,723	$2,683,075	$761,476	$311,316	$365,506	$157,076

Note: Totals may not appear to foot/crossfoot due to rounding.

(a) Effective April 30, 2021, name change from Invesco Oppenheimer.
(b) Effective April 30, 2021, (cessation of operations).

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Assets and Liabilities, continued

As of December 31, 2021

	JPMorgan Insurance Trust

	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity

ASSETS
Investments in subaccounts at fair value	$3,289,578	$2,425,903	$893,714	$2,179,600
Net assets	$3,289,578	$2,425,903	$893,714	$2,179,600

Units Outstanding	214,924	61,246	15,595	44,408

Shares Owned in each Portfolio	290,086	181,852	31,469	47,527

Fair Value per Share	11.34	13.34	28.40	45.86

Investment in Portfolio shares, at Cost	$3,216,025	$1,905,370	$651,671	$1,260,789

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2021

	The Alger American Fund			American Century Variable Portfolios, Inc.			BNY Mellon Investment Portfolios		The BNY Mellon Sustainable U.S. Equity Growth Portfolio, Inc.	BNY Mellon Variable Investment Fund

	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Disciplined Core Value	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market

INVESTMENT INCOME
Dividend income	$29,210	$272,141	$19,807	$11,073	$1,447	$10,443	$2,186	$61,426	$7,216	$615

EXPENSES
Mortality and expense risk charges	10,391	30,077	36,889	14,543	1,468	8,637	6,057	13,026	4,392	94,735

Net investment income (loss)	18,818	242,063	(17,082)	(3,470)	(20)	1,806	(3,870)	48,400	2,824	(94,120)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	84,315	161,319	344,994	24,422	799	45,512	40,954	58,201	97,385	(0)
Capital gain distributions	123,552	420,123	667,672	150,547	-	-	3,138	72,559	6,232	-
Net realized gain (loss) on investments	207,867	581,442	1,012,666	174,969	799	45,512	44,092	130,760	103,617	(0)

Change in unrealized appreciation (depreciation) on investments	(149,086)	(751,650)	(1,156,443)	29,916	17,187	74,483	54,085	(84,494)	(30,143)	0
Net realized and unrealized gain (loss) on investments	58,782	(170,208)	(143,777)	204,884	17,985	119,995	98,177	46,266	73,475	(0)

Net increase (decrease) in net assets resulting from operations	$77,600	$71,855	$(160,858)	$201,414	$17,965	$121,801	$94,307	$94,666	$76,299	$(94,120)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Operations, continued

For the year ended December 31, 2021

	Fidelity Variable Insurance Products Fund						Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income

INVESTMENT INCOME
Dividend income	$45,241	$94,807	$43,131	$26,795	$34,400	$45,609	$1,648	$15,060	$51,129	$24,450

EXPENSES
Mortality and expense risk charges	148,551	31,986	19,681	23,276	40,515	23,223	938	21,204	33,355	10,336

Net investment income (loss)	(103,310)	62,822	23,450	3,519	(6,115)	22,386	710	(6,144)	17,773	14,114

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	550,472	55,323	102,504	68,035	145,573	68,107	(1,695)	46,203	(1,708)	(5,536)
Capital gain distributions	1,270,080	197,239	243,999	8,861	13,756	211,675	4,550	47,875	34,346	-
Net realized gain (loss) on investments	1,820,552	252,563	346,503	76,896	159,328	279,782	2,854	94,078	32,638	(5,536)

Change in unrealized appreciation (depreciation) on investments	758,176	166,143	(95,540)	347,823	481,953	40,398	10,408	252,033	436,130	(3,600)
Net realized and unrealized gain (loss) on investments	2,578,728	418,705	250,963	424,719	641,281	320,180	13,262	346,110	468,768	(9,136)

Net increase (decrease) in net assets resulting from operations	$2,475,418	$481,527	$274,413	$428,238	$635,167	$342,566	$13,973	$339,966	$486,542	$4,978

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Operations, continued

For the year ended December 31, 2021

	Franklin Templeton Variable Insurance Products Trust				Invesco Variable Account Funds

	Franklin U.S. Government Securities	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco VI Capital Appreciation (a)	Invesco VI Discovery Mid Cap Growth (a)	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income (b)	Invesco VI Global (a)	Invesco VI Global Strategic Income (a)

INVESTMENT INCOME
Dividend income	$7,339	$59,173	$20,569	$26,988	$-	$-	$4,153	$12,586	$880	$54,441

EXPENSES
Mortality and expense risk charges	4,291	31,823	10,228	14,048	5,490	4,341	2,569	4,545	48,853	17,817

Net investment income (loss)	3,048	27,349	10,342	12,941	(5,490)	(4,341)	1,584	8,041	(47,973)	36,623

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	(4,317)	(26,340)	(7,178)	47,876	55,184	19,375	304	1,216	190,688	(29,755)
Capital gain distributions	-	-	-	1,558	19,711	35,879	538	-	174,864	-
Net realized gain (loss) on investments	(4,317)	(26,340)	(7,178)	49,434	74,896	55,254	842	1,216	365,552	(29,755)

Change in unrealized appreciation (depreciation) on investments	(8,690)	358,157	113,643	(128,151)	5,164	(1,541)	25,785	12,276	134,100	(73,188)
Net realized and unrealized gain (loss) on investments	(13,006)	331,817	106,465	(78,717)	80,060	53,713	26,627	13,492	499,652	(102,942)

Net increase (decrease) in net assets resulting from operations	$(9,959)	$359,166	$116,807	$(65,776)	$74,570	$49,373	$28,211	$21,533	$451,679	$(66,319)

Note: Totals may not appear to foot/crossfoot due to rounding.

(a) Effective April 30, 2021, name change from Invesco Oppenheimer.
(b) Effective April 30, 2021, (commencement of operations).

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Operations, continued

For the year ended December 31, 2021

	Invesco Variable Insurance Funds					Janus Henderson Series

	Invesco V.I. Global Real Estate	Invesco V.I. Health Care	Invesco VI Main Street (a)	Invesco VI Main Street Small Cap (a)	Invesco V.I. Managed Volatility (b)	Janus Henderson Balanced	Janus Henderson Enterprise	Janus Henderson Global Research	Janus Henderson Mid Cap Value	Janus Henderson Research
						Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividend income	$33,809	$9,264	$4,588	$21,458	$9,299	$41,842	$3,233	$2,348	$1,270	$352

EXPENSES
Mortality and expense risk charges	17,627	11,045	12,385	29,611	2,155	51,152	14,493	6,338	6,622	4,113

Net investment income (loss)	16,181	(1,781)	(7,796)	(8,153)	7,144	(9,309)	(11,260)	(3,990)	(5,352)	(3,761)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	2,827	41,218	57,912	107,745	32,901	250,267	55,933	28,619	7,769	66,041
Capital gain distributions	-	69,249	52,163	112,271	-	21,551	85,324	21,558	-	17,673
Net realized gain (loss) on investments	2,827	110,467	110,075	220,016	32,901	271,818	141,257	50,177	7,769	83,714

Change in unrealized appreciation (depreciation) on investments	248,478	(36,169)	98,206	174,202	(8,439)	291,582	13,892	22,283	72,582	(21,780)
Net realized and unrealized gain (loss) on investments	251,305	74,298	208,281	394,218	24,462	563,399	155,149	72,460	80,351	61,934

Net increase (decrease) in net assets resulting from operations	$267,486	$72,517	$200,485	$386,065	$31,606	$554,090	$143,889	$68,470	$74,998	$58,173

Note: Totals may not appear to foot/crossfoot due to rounding.

(a) Effective April 30, 2021, name change from Invesco Oppenheimer.
(b) Effective April 30, 2021, (cessation of operations).

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Operations, continued

For the year ended December 31, 2021

	JPMorgan Insurance Trust

	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity

INVESTMENT INCOME
Dividend income	$75,534	$25,882	$9,471	$50,934

EXPENSES
Mortality and expense risk charges	59,552	38,324	12,997	37,874

Net investment income (loss)	15,982	(12,442)	(3,526)	13,060

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	8,925	101,481	43,110	206,397
Capital gain distributions	40,624	119,217	19,818	58,680
Net realized gain (loss) on investments	49,549	220,698	62,927	265,078

Change in unrealized appreciation (depreciation) on investments	(179,835)	370,294	106,959	225,116
Net realized and unrealized gain (loss) on investments	(130,286)	590,993	169,886	490,193

Net increase (decrease) in net assets resulting from operations	$(114,304)	$578,551	$166,360	$503,253

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets

For the year ended December 31, 2021

	The Alger American Fund			American Century Variable Portfolios, Inc.			BNY Mellon Investment Portfolios		The BNY Mellon Sustainable U.S. Equity Growth Portfolio, Inc.	BNY Mellon Variable Investment Fund

	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Disciplined Core Value	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market

FROM OPERATIONS

Net investment income (loss)	$18,818	$242,063	$(17,082)	$(3,470)	$(20)	$1,806	$(3,870)	$48,400	$2,824	$(94,120)
Net realized gain (loss) on investments	207,867	581,442	1,012,666	174,969	799	45,512	44,092	130,760	103,617	(0)
Change in unrealized appreciation (depreciation) on investments	(149,086)	(751,650)	(1,156,443)	29,916	17,187	74,483	54,085	(84,494)	(30,143)	0
Net increase (decrease) in net assets resulting from operations	77,600	71,855	(160,858)	201,414	17,965	121,801	94,307	94,666	76,299	(94,120)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners' net payments	8,379	38,484	20,497	11,675	163	22,247	5,253	9,058	2,469	93,975
Net transfer (to) from affiliate and subaccounts	36,955	36,672	37,701	(16,089)	2,226	34,587	(31,959)	(34,486)	(51,706)	51,162
Payments for redemptions	(182,341)	(261,106)	(494,298)	(68,781)	(2,512)	(128,479)	(181,067)	(88,525)	(279,920)	(684,992)
Contract maintenance fees	(270)	(391)	(411)	(633)	(85)	(218)	(102)	(173)	(85)	(1,576)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(137,276)	(186,340)	(436,512)	(73,828)	(209)	(71,863)	(207,875)	(114,126)	(329,242)	(541,430)

Total increase (decrease) in net assets	(59,676)	(114,485)	(597,370)	127,586	17,757	49,938	(113,568)	(19,460)	(252,943)	(635,550)

NET ASSETS

Beginning of period	735,401	2,075,027	2,686,888	934,431	89,305	546,044	465,807	919,263	406,982	6,444,931
End of period	$675,725	$1,960,542	$2,089,518	$1,062,017	$107,062	$595,982	$352,239	$899,803	$154,039	$5,809,381

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2021

	Fidelity Variable Insurance Products Fund						Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income

FROM OPERATIONS

Net investment income (loss)	$(103,310)	$62,822	$23,450	$3,519	$(6,115)	$22,386	$710	$(6,144)	$17,773	$14,114
Net realized gain (loss) on investments	1,820,552	252,563	346,503	76,896	159,328	279,782	2,854	94,078	32,638	(5,536)
Change in unrealized appreciation (depreciation) on investments	758,176	166,143	(95,540)	347,823	481,953	40,398	10,408	252,033	436,130	(3,600)
Net increase (decrease) in net assets resulting from operations	2,475,418	481,527	274,413	428,238	635,167	342,566	13,973	339,966	486,542	4,978

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners' net payments	128,123	28,359	8,445	25,653	16,994	17,366	1,650	20,398	26,792	13,642
Net transfer (to) from affiliate and subaccounts	42,305	(55,862)	(23,447)	9,317	(50,933)	3,410	1,521	(14,702)	(59,781)	34,942
Payments for redemptions	(1,436,145)	(333,145)	(174,421)	(106,416)	(133,468)	(224,890)	(5,806)	(139,093)	(174,657)	(121,904)
Contract maintenance fees	(2,529)	(934)	(446)	(700)	(577)	(295)	(105)	(421)	(532)	(402)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,268,247)	(361,582)	(189,868)	(72,147)	(167,985)	(204,408)	(2,740)	(133,819)	(208,178)	(73,723)

Total increase (decrease) in net assets	1,207,171	119,945	84,544	356,091	467,182	138,158	11,233	206,147	278,363	(68,745)

NET ASSETS

Beginning of period	9,963,075	2,188,576	1,329,090	1,604,849	2,464,918	1,515,783	62,418	1,406,185	2,101,898	772,895
End of period	$11,170,246	$2,308,521	$1,413,634	$1,960,940	$2,932,100	$1,653,941	$73,651	$1,612,332	$2,380,261	$704,150

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2021

	Franklin Templeton Variable Insurance Products Trust				Invesco Variable Account Funds

	Franklin U.S. Government Securities	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco VI Capital Appreciation (a)	Invesco VI Discovery Mid Cap Growth (a)	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income (b)	Invesco VI Global (a)	Invesco VI Global Strategic Income (a)

FROM OPERATIONS

Net investment income (loss)	$3,048	$27,349	$10,342	$12,941	$(5,490)	$(4,341)	$1,584	$8,041	$(47,973)	$36,623
Net realized gain (loss) on investments	(4,317)	(26,340)	(7,178)	49,434	74,896	55,254	842	1,216	365,552	(29,755)
Change in unrealized appreciation (depreciation) on investments	(8,690)	358,157	113,643	(128,151)	5,164	(1,541)	25,785	12,276	134,100	(73,188)
Net increase (decrease) in net assets resulting from operations	(9,959)	359,166	116,807	(65,776)	74,570	49,373	28,211	21,533	451,679	(66,319)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners' net payments	4,335	40,515	11,045	9,697	5,150	1,528	3,135	6,787	44,057	37,441
Net transfer (to) from affiliate and subaccounts	(11,182)	(28,764)	6,261	409	(41,769)	(18,225)	95	469,015	(73,848)	62,198
Payments for redemptions	(68,176)	(281,172)	(97,446)	(88,679)	(127,839)	(24,066)	(19,805)	(38,081)	(520,049)	(291,342)
Contract maintenance fees	(172)	(648)	(143)	(357)	(108)	(72)	(50)	(89)	(931)	(494)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(75,196)	(270,069)	(80,283)	(78,932)	(164,566)	(40,835)	(16,625)	437,632	(550,771)	(192,197)

Total increase (decrease) in net assets	(85,154)	89,097	36,524	(144,707)	(89,996)	8,538	11,586	459,165	(99,092)	(258,516)

NET ASSETS

Beginning of period	341,012	2,110,628	672,456	983,066	423,790	297,962	179,936	0	3,360,340	1,323,711
End of period	$255,858	$2,199,725	$708,980	$838,359	$333,794	$306,500	$191,522	$459,165	$3,261,248	$1,065,195

Note: Totals may not appear to foot/crossfoot due to rounding.

(a) Effective April 30, 2021, name change from Invesco Oppenheimer.
(b) Effective April 30, 2021, (commencement of operations).

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2021

	Invesco Variable Insurance Funds					Janus Henderson Series

	Invesco V.I. Global Real Estate	Invesco V.I. Health Care	Invesco VI Main Street (a)	Invesco VI Main Street Small Cap (a)	Invesco V.I. Managed Volatility (b)	Janus Henderson Balanced	Janus Henderson Enterprise	Janus Henderson Global Research	Janus Henderson Mid Cap Value	Janus Henderson Research
						Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

FROM OPERATIONS

Net investment income (loss)	$16,181	$(1,781)	$(7,796)	$(8,153)	$7,144	$(9,309)	$(11,260)	$(3,990)	$(5,352)	$(3,761)
Net realized gain (loss) on investments	2,827	110,467	110,075	220,016	32,901	271,818	141,257	50,177	7,769	83,714
Change in unrealized appreciation (depreciation) on investments	248,478	(36,169)	98,206	174,202	(8,439)	291,582	13,892	22,283	72,582	(21,780)
Net increase (decrease) in net assets resulting from operations	267,486	72,517	200,485	386,065	31,606	554,090	143,889	68,470	74,998	58,173

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners' net payments	25,066	6,479	18,837	13,204	3,685	39,692	15,156	3,963	7,766	2,314
Net transfer (to) from affiliate and subaccounts	36,655	(1,798)	12,005	(111,043)	(465,973)	200,146	(4,059)	5,015	(12,596)	(2,978)
Payments for redemptions	(130,073)	(205,246)	(293,791)	(296,669)	(565)	(654,443)	(120,143)	(51,564)	(69,178)	(145,974)
Contract maintenance fees	(415)	(165)	(511)	(570)	(32)	(1,200)	(424)	(174)	(227)	(139)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(68,767)	(200,730)	(263,460)	(395,078)	(462,885)	(415,805)	(109,469)	(42,760)	(74,234)	(146,777)

Total increase (decrease) in net assets	198,719	(128,213)	(62,975)	(9,013)	(431,279)	138,285	34,419	25,710	764	(88,604)

NET ASSETS

Beginning of period	1,142,531	859,187	818,265	1,939,145	431,279	3,683,463	991,093	431,801	430,229	322,615
End of period	$1,341,250	$730,974	$755,290	$1,930,132	$0	$3,821,748	$1,025,512	$457,511	$430,993	$234,011

Note: Totals may not appear to foot/crossfoot due to rounding.

(a) Effective April 30, 2021, name change from Invesco Oppenheimer.
(b) Effective April 30, 2021, (cessation of operations).

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2021

	JPMorgan Insurance Trust

	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity

FROM OPERATIONS

Net investment income (loss)	$15,982	$(12,442)	$(3,526)	$13,060
Net realized gain (loss) on investments	49,549	220,698	62,927	265,078
Change in unrealized appreciation (depreciation) on investments	(179,835)	370,294	106,959	225,116
Net increase (decrease) in net assets resulting from operations	(114,304)	578,551	166,360	503,253

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners' net payments	21,072	15,872	20,966	1,368
Net transfer (to) from affiliate and subaccounts	3,806	(18,718)	(22,607)	(5,458)
Payments for redemptions	(608,617)	(269,879)	(145,042)	(253,316)
Contract maintenance fees	(568)	(473)	(220)	(79)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(584,307)	(273,198)	(146,904)	(257,485)

Total increase (decrease) in net assets	(698,611)	305,353	19,456	245,768

NET ASSETS

Beginning of period	3,988,189	2,120,550	874,258	1,933,832
End of period	$3,289,578	$2,425,903	$893,714	$2,179,600

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets

For the year ended December 31, 2020

	The Alger American Fund			American Century Variable Portfolios, Inc.			BNY Mellon Investment Portfolios		The BNY Mellon Sustainable U.S. Equity Growth Portfolio, Inc.	BNY Mellon Variable Investment Fund

	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Income & Growth	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market

FROM OPERATIONS

Net investment income (loss)	$(7,690)	$(22,368)	$(9,864)	$3,794	$(510)	$4,219	$(3,507)	$(9,622)	$(1,263)	$(96,407)
Net realized gain (loss) on investments	134,899	407,462	488,275	79,949	6,310	36,255	(41,434)	116,349	11,481	-
Change in unrealized appreciation (depreciation) on investments	186,169	383,010	629,970	(583)	(20,892)	(50,138)	69,621	247,127	66,749	-
Net increase (decrease) in net assets resulting from operations	313,378	768,104	1,108,381	83,160	(15,092)	(9,664)	24,680	353,854	76,967	(96,407)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners' net payments	9,156	21,832	27,754	18,281	4,872	7,500	8,349	14,870	4,753	171,041
Net transfer (to) from affiliate and subaccounts	19,429	(27,406)	(337,206)	(18,629)	32,527	25,514	45,759	(31,111)	(538)	120,569
Payments for redemptions	(186,696)	(282,595)	(310,458)	(200,376)	(199,535)	(94,126)	(177,607)	(80,224)	(28,109)	(1,158,327)
Contract maintenance fees	(289)	(432)	(492)	(698)	(90)	(253)	(119)	(190)	(99)	(1,978)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(158,400)	(288,601)	(620,402)	(201,422)	(162,226)	(61,365)	(123,618)	(96,655)	(23,993)	(868,695)

Total increase (decrease) in net assets	154,978	479,503	487,979	(118,262)	(177,318)	(71,029)	(98,938)	257,199	52,974	(965,102)

NET ASSETS

Beginning of period	580,423	1,595,524	2,198,909	1,052,693	266,623	617,073	564,745	662,064	354,008	7,410,033
End of period	$735,401	$2,075,027	$2,686,888	$934,431	$89,305	$546,044	$465,807	$919,263	$406,982	$6,444,931

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	Fidelity Variable Insurance Products Fund						Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income

FROM OPERATIONS

Net investment income (loss)	$(106,888)	$8,862	$(13,516)	$5,712	$1,128	$(10,727)	$1,238	$(2,408)	$1,329	$27,696
Net realized gain (loss) on investments	870,582	83,313	126,511	249,237	132,101	(10,909)	9,267	71,694	(158,571)	(32,250)
Change in unrealized appreciation (depreciation) on investments	1,593,602	8,413	240,325	(16,493)	217,190	219,361	(11,854)	96,578	204,100	13,831
Net increase (decrease) in net assets resulting from operations	2,357,296	100,588	353,320	238,456	350,419	197,725	(1,349)	165,864	46,858	9,277

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners' net payments	134,694	27,558	8,876	33,460	17,895	21,101	1,512	23,148	31,777	16,202
Net transfer (to) from affiliate and subaccounts	(503,070)	44,798	59,617	(123,526)	34,554	(42,288)	2,848	(48,298)	(77,267)	(15,407)
Payments for redemptions	(1,568,953)	(215,832)	(62,825)	(352,096)	(131,578)	(298,896)	(18,081)	(273,057)	(178,924)	(157,710)
Contract maintenance fees	(2,893)	(1,088)	(495)	(828)	(648)	(319)	(103)	(518)	(584)	(533)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,940,222)	(144,564)	5,173	(442,990)	(79,777)	(320,402)	(13,824)	(298,725)	(224,998)	(157,448)

Total increase (decrease) in net assets	417,074	(43,976)	358,493	(204,534)	270,642	(122,677)	(15,173)	(132,861)	(178,140)	(148,171)

NET ASSETS

Beginning of period	9,546,001	2,232,552	970,597	1,809,383	2,194,276	1,638,460	77,591	1,539,046	2,280,038	921,066
End of period	$9,963,075	$2,188,576	$1,329,090	$1,604,849	$2,464,918	$1,515,783	$62,418	$1,406,185	$2,101,898	$772,895

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	Franklin Templeton Variable Insurance Products Trust				Invesco Variable Account Funds
	Franklin U.S. Government Securities	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco Oppenheimer VI Capital Appreciation	Invesco Oppenheimer VI Discovery Mid Cap Growth	Invesco Oppenheimer VI Global	Invesco Oppenheimer VI Global Strategic Income	Invesco Oppenheimer VI Main Street	Invesco Oppenheimer VI Main Street Small Cap

FROM OPERATIONS

Net investment income (loss)	$8,970	$16,946	$8,433	$22,760	$(5,979)	$(3,496)	$(27,990)	$51,491	$(1,937)	$(17,340)
Net realized gain (loss) on investments	(5,438)	(256,311)	(22,852)	85,644	71,640	21,956	131,404	(87,823)	53,499	(32,542)
Change in unrealized appreciation (depreciation) on investments	6,459	25,143	(44,039)	(13,924)	43,062	59,258	528,339	10,143	25,260	350,424
Net increase (decrease) in net assets resulting from operations	9,991	(214,222)	(58,458)	94,480	108,723	77,718	631,753	(26,189)	76,822	300,542

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners' net payments	5,217	51,881	14,332	20,086	4,603	1,646	50,990	45,194	17,834	21,325
Net transfer (to) from affiliate and subaccounts	(63,922)	(99,295)	(26,626)	(43,568)	(80,797)	(7,359)	(210,044)	(172,974)	(78,125)	(12,417)
Payments for redemptions	(34,877)	(407,547)	(72,731)	(268,239)	(111,697)	(32,567)	(329,015)	(182,281)	(75,066)	(254,852)
Contract maintenance fees	(254)	(740)	(179)	(409)	(169)	(87)	(1,050)	(660)	(609)	(576)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(93,836)	(455,701)	(85,204)	(292,130)	(188,060)	(38,367)	(489,119)	(310,721)	(135,966)	(246,520)

Total increase (decrease) in net assets	(83,845)	(669,923)	(143,662)	(197,650)	(79,337)	39,351	142,634	(336,910)	(59,144)	54,022

NET ASSETS

Beginning of period	424,857	2,780,551	816,118	1,180,716	503,127	258,611	3,217,706	1,660,621	877,409	1,885,123
End of period	$341,012	$2,110,628	$672,456	$983,066	$423,790	$297,962	$3,360,340	$1,323,711	$818,265	$1,939,145

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	Invesco Variable Insurance Funds				Janus Henderson Series

	Invesco V.I. Diversified Dividend	Invesco V.I. Global Real Estate	Invesco V.I. Health Care	Invesco V.I. Managed Volatility	Janus Henderson Balanced	Janus Henderson Enterprise	Janus Henderson Global Research	Janus Henderson Mid Cap Value	Janus Henderson Research
					Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
FROM OPERATIONS

Net investment income (loss)	$2,608	$39,964	$(9,504)	$2,874	$15,160	$(12,655)	$(2,891)	$(1,422)	$(2,464)
Net realized gain (loss) on investments	3,300	25,901	(55,945)	(18,980)	328,701	162,551	68,329	(3,762)	25,905
Change in unrealized appreciation (depreciation) on investments	(15,026)	(254,100)	142,022	940	76,244	(7,190)	(14,763)	(7,654)	47,950
Net increase (decrease) in net assets resulting from operations	(9,118)	(188,235)	76,573	(15,166)	420,105	142,706	50,675	(12,838)	71,391

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners' net payments	4,563	21,073	8,702	10,834	47,296	21,347	5,961	8,995	4,181
Net transfer (to) from affiliate and subaccounts	(30,196)	(29,017)	(103,001)	(14,765)	(342,331)	(193,648)	(9,937)	(3,832)	2,294
Payments for redemptions	(9,042)	(124,724)	(118,345)	(18,015)	(546,004)	(123,759)	(82,534)	(23,985)	(27,763)
Contract maintenance fees	(52)	(491)	(190)	(144)	(1,378)	(461)	(199)	(253)	(157)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(34,727)	(133,159)	(212,834)	(22,090)	(842,417)	(296,521)	(86,709)	(19,075)	(21,445)

Total increase (decrease) in net assets	(43,845)	(321,394)	(136,261)	(37,256)	(422,312)	(153,815)	(36,034)	(31,913)	49,946

NET ASSETS

Beginning of period	223,781	1,463,925	995,448	468,535	4,105,775	1,144,908	467,835	462,142	272,669
End of period	$179,936	$1,142,531	$859,187	$431,279	$3,683,463	$991,093	$431,801	$430,229	$322,615

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	JPMorgan Insurance Trust

	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity

FROM OPERATIONS

Net investment income (loss)	$15,777	$(2,942)	$(3,154)	$(18,465)
Net realized gain (loss) on investments	47,512	206,107	(10,512)	378,865
Change in unrealized appreciation (depreciation) on investments	200,899	(294,538)	87,035	(299)
Net increase (decrease) in net assets resulting from operations	264,188	(91,373)	73,369	360,101

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners' net payments	25,398	16,333	5,346	1,634
Net transfer (to) from affiliate and subaccounts	254,840	(88,429)	57,540	(19,228)
Payments for redemptions	(980,990)	(264,292)	(184,787)	(382,026)
Contract maintenance fees	(741)	(516)	(237)	(94)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(701,493)	(336,904)	(122,138)	(399,714)

Total increase (decrease) in net assets	(437,305)	(428,277)	(48,769)	(39,613)

NET ASSETS

Beginning of period	4,425,494	2,548,827	923,027	1,973,445
End of period	$3,988,189	$2,120,550	$874,258	$1,933,832

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(1) Organization

Protective Acquired Variable Annuity Separate Account (“Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, originally established by Chase Insurance Life and Annuity Company (“CILAAC”). On July 3, 2006, Protective Life Insurance Company (“PLICO”), a Tennessee corporation, purchased CILAAC from JPMorgan & Co. and CILAAC became a wholly-owned subsidiary of PLICO. Effective April 1, 2007, CILAAC merged with and into its direct parent, PLICO. As a result of this merger, PLICO remained as the surviving legal entity. PLICO is a wholly owned subsidiary of Protective Life Corporation (“PLC”). Variable annuity contracts of CILAAC are contracts of PLICO. PLICO services and maintains those contracts in accordance with their terms. The merger encompassed both the general and separate account balances. In conjunction with the merger of CILAAC and PLICO, the Separate Account changed its name to Protective Acquired Variable Annuity Separate Account. PLICO has reinsured 100% of the variable annuity of CILAAC to Commonwealth Annuity and Life Insurance Company, a subsidiary of The Goldman Sachs Group Inc., formerly known as Allmerica Financial Life and Annuity Company. PL is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan. The benefits and provisions of the variable annuity contracts are not changed by these transactions.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Advantage III periodic payment variable annuity contracts ("Advantage III"), Preferred Plus flexible premium fixed and variable deferred annuity contracts (“Preferred Plus”) and The One Variable Annuity individual flexible premium fixed and variable deferred annuity contracts (“The One Variable Annuity”).

New contracts are no longer being sold by the Separate Account but holders of existing contracts may make additional deposits. The investment options available under the contracts have been registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services – Investment Companies”.

The Separate Account is divided into a total of forty-eight subaccounts with various subaccount options available to contract owners depending upon their respective Contracts. During the years ended December 31, 2021 and 2020, assets were invested in each of the following forty-four subaccounts.

Alger Large Cap Growth	Invesco VI Discovery Mid Cap Growth (b)
Alger Mid Cap Growth	Invesco VI Diversified Dividend
Alger Small Cap Growth	Invesco VI Equity and Income (d)
American Century VP Disciplined Core Value (a)	Invesco VI Global (b)
American Century VP Large Company Value	Invesco VI Global Strategic Income (b)
American Century VP Value	Invesco VI Global Real Estate
BNY Mellon IP MidCap Stock (a)	Invesco VI Health Care
BNY Mellon IP Technology Growth	Invesco VI Main Street (b)
BNY Mellon Sustainable U.S. Equity Portfolio	Invesco VI Main Street Small Cap (b)
BNY Mellon VIF Government Money Market	Invesco VI Managed Volatility (c)
Fidelity VIP Contrafund	Janus Henderson Balanced Portfolio
Fidelity VIP Equity Income	Janus Henderson Enterprise Portfolio
Fidelity VIP Growth	Janus Henderson Global Research Portfolio

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(1) Organization, continued
Fidelity VIP Index 500	Janus Henderson Mid Cap Value Portfolio
Fidelity VIP Index 500 Service Class	Janus Henderson Research Portfolio
Fidelity VIP Mid Cap	JPMorgan Insurance Trust Core Bond
Franklin Growth and Income	JPMorgan Insurance Trust Mid Cap Value
Franklin Small Cap Value	JPMorgan Insurance Trust Small Cap Core
Franklin Strategic Income	JPMorgan Insurance Trust U.S. Equity
Franklin U.S. Government Securities	Franklin Mutual Global Discovery
Franklin Rising Dividends	Franklin Mutual Shares
Invesco VI Capital Appreciation (b)	Templeton Developing Markets

(a)	Effective September 25,2020, name changed from American Century VP Income & Growth.

(b)	Effective April 30, 2021, name change from Invesco Oppenheimer.

(c)	For the period: January 1, 2021 to April 30, 2021, (cessation of operations).

(d)	For the period: April 30, 2021 (commencement of operations) to December 31, 2021.

Gross premiums from the contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay contract values under the contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Protective Life’s other assets and liabilities.

Contract owners may transfer some or all of the contract value between subaccounts, or to the Fixed Account, which is part of PLICO’s General Account. The assets of PLICO’s General Account support its insurance and annuity obligations and are subject to PLICO’s general liabilities from business operations. The Fixed Account’s balance as of December 31, 2021 was approximately $28.0 million.

Beginning in the first quarter of 2020, the outbreak of COVID-19, created significant economic and social disruption and impacted various operational and financial aspects of PLICO’s business. Certain impacts from COVID-19 continued into 2021, including increased claims in both the life insurance and annuity blocks. The pandemic may continue to impact PLICO’s earnings based on, amongst other factors, the volume and severity of claims related to COVID-19 and the financial disruption caused by the pandemic, which could impact PLICO’s investment portfolio. Management will continue to monitor developments and their impact on the fair value of the subaccounts in which the Separate Account invests.

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose investments are stated at fair value. The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(2) Significant Accounting Policies, continued

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the Funds

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the portfolio. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying investment company.

Accumulation unit valuation

The Accumulation Unit Value for each class of Accumulation Units in a subaccount at the end of every Valuation Date is the Accumulation Unit value for that class at the end of the previous Valuation Date times the net investment factor as defined in the underlying product prospectus

Net transfers (to) from Subaccounts of Affiliate

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of PLICO.

Annuity Payouts

Contracts may be annuitized under one of several Annuity Options, which are available either on a fixed or variable basis. The mortality risk is fully borne by PLICO and may result in additional amounts being transferred into the Separate Account by PLICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to PLICO.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of PLC. Under the provisions of the contracts, PLICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2021. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds identified in Note 1.

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(3) Fair Value of Financial Instruments

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 3 assets in any period presented, disclosure of transfers between level 3 of disclosure or of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

●	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

●	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets

b)	Quoted prices for identical or similar assets in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

●	Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for each of the financial statement periods presented herein and consist of open-ended mutual funds with readily determinable fair values. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(4) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received for the year ended December 31, 2021 were as follows:

	Purchases	Sales
The Alger American Fund:
Alger Large Cap Growth	$197,754	192,660
Alger Mid Cap Growth	789,378	313,532
Alger Small Cap Growth	823,148	609,069

American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value	174,135	100,887
American Century VP Large Company Value	3,628	3,857
American Century VP Value	77,755	147,812

BNY Mellon Investment Portfolios:
BNY Mellon IP MidCap Stock	30,144	238,751
BNY Mellon IP Technology Growth	173,367	166,535

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio	15,467	335,653

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Government Money Market	137,582	773,133

Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund	1,629,634	1,731,111
Fidelity VIP Equity Income	320,582	422,102
Fidelity VIP Growth	300,169	222,589
Fidelity VIP Index 500	73,385	133,153
Fidelity VIP Index 500 Service Class	53,107	213,452
Fidelity VIP Mid Cap	325,093	295,440

Franklin Templeton Variable Insurance Products Trust:
Franklin Growth and Income	12,074	9,554
Franklin Rising Dividends	91,588	183,676
Franklin Small Cap Value	127,418	283,477
Franklin Strategic Income	72,748	132,356
Franklin U.S. Government Securities	34,453	106,601
Franklin Mutual Global Discovery	106,333	349,053
Franklin Mutual Shares	48,695	118,636
Templeton Developing Markets	46,582	111,015

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(4) Purchases and Sales of Investments, continued

	Purchases	Sales
Invesco Variable Insurance Funds:
Invesco VI Capital Appreciation	$34,456	$184,801
Invesco VI Discovery Mid Cap Growth	60,695	69,992
Invesco VI Diversified Dividend	9,054	23,558
Invesco VI Equity and Income	485,925	40,251
Invesco VI Global	232,525	656,405
Invesco VI Global Real Estate	97,540	150,125
Invesco VI Global Strategic Income	134,198	289,772
Invesco VI Health Care	124,748	258,011
Invesco VI Main Street	88,262	307,355
Invesco VI Main Street Small Cap	156,914	447,874
Invesco VI Managed Volatility	13,877	469,618

Janus Aspen Series:
Janus Henderson Balanced Portfolio	324,369	727,933
Janus Henderson Enterprise Portfolio	106,079	141,485
Janus Henderson Global Research Portfolio	33,208	58,400
Janus Henderson Mid Cap Value Portfolio	13,497	93,084
Janus Henderson Research Portfolio	20,012	152,877

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond	135,120	662,821
JPMorgan Insurance Trust Mid Cap Value	161,643	328,065
JPMorgan Insurance Trust Small Cap Core	69,149	199,762
JPMorgan Insurance Trust US Equity	111,631	297,376

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(5) Changes in Units Outstanding

The change in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger American Fund:
Alger Large Cap Growth
2021	243	801	(558)
2020	397	1,558	(1,161)

Alger Mid Cap Growth
2021	818	2,174	(1,356)
2020	1,925	6,160	(4,235)

Alger Small Cap Growth
2021	1,384	4,620	(3,236)
2020	3,109	11,929	(8,820)

American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value
2021	793	4,208	(3,415)
2020	3,979	16,020	(12,041)

American Century VP Large Company Value
2021	101	100	1
2020	6,300	14,311	(8,011)

American Century VP Value
2021	2,719	5,549	(2,830)
2020	2,736	5,852	(3,116)

BNY Mellon Investment Portfolios:
BNY Mellon IP MidCap Stock
2021	639	5,837	(5,198)
2020	5,662	9,520	(3,858)

BNY Mellon IP Technology Growth
2021	686	2,556	(1,870)
2020	1,367	4,588	(3,221)

BNY Mellon Sustainable U.S Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio
2021	27	3,623	(3,596)
2020	75	394	(319)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Government Money Market
2021	17,307	76,766	(59,459)
2020	96,134	189,980	(93,846)

Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund
2021	3,109	12,634	(9,525)
2020	6,276	26,784	(20,508)

Fidelity VIP Equity Income
2021	481	5,137	(4,656)
2020	2,670	5,057	(2,387)

Fidelity VIP Growth
2021	81	931	(850)
2020	1,158	1,548	(1,548)

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(5) Changes in Units Outstanding, continued

	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity Variable Insurance Products Fund, continued:
Fidelity VIP Index 500
2021	87	207	(120)
2020	386	1,401	(1,015)

Fidelity VIP Index 500 Service Class
2021	33	366	(333)
2020	363	559	(196)

Fidelity VIP Mid Cap
2021	1,872	7,082	(5,210)
2020	5,414	16,872	(11,458)

Franklin Templeton Variable Insurance Products Trust:
Franklin Growth and Income
2021	220	335	(115)
2020	207	980	(773)

Franklin Rising Dividends
2021	790	3,623	(2,833)
2020	2,632	11,147	(8,515)

Franklin Small Cap Value
2021	1,050	5,194	(4,144)
2020	7,762	13,980	(6,218)

Franklin Strategic Income
2021	2,673	6,465	(3,792)
2020	2,942	11,359	(8,417)

Franklin U.S. Government Securities
2021	2,210	8,062	(5,852)
2020	7,669	14,897	(7,228)

Franklin Mutual Global Discovery
2021	1,604	8,708	(7,104)
2020	10,474	25,599	(15,125)

Franklin Mutual Shares
2021	1,115	3,854	(2,739)
2020	4,878	8,572	(3,694)

Templeton Developing Markets
2021	589	2,550	(1,961)
2020	1,779	11,119	(9,340)

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(5) Changes in Units Outstanding, continued

	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Variable Insurance Funds:
Invesco VI Capital Appreciation
2021	357	3,835	(3,478)
2020	725	6,765	(6,040)

Invesco VI Discovery Mid Cap Growth
2021	481	1,209	(728)
2020	704	1,908	(1,204)

Invesco VI Diversified Dividend
2021	296	1,419	(1,123)
2020	992	3,790	(2,798)

Invesco VI Equity and Income Fund
2021	47,473	3,621	43,852
2020	0	0	0

Invesco VI Global
2021	1,385	10,544	(9,159)
2020	5,227	18,158	(12,931)

Invesco VI Global Strategic Income
2021	5,031	16,251	(11,220)
2020	7,165	27,526	(20,361)

Invesco VI Global Real Estate
2021	2,175	4,194	(2,019)
2020	5,097	9,229	(4,132)

Invesco VI Health Care
2021	1,128	5,911	(4,783)
2020	2,507	8,858	(6,351)

Invesco VI Main Street
2021	867	6,601	(5,734)
2020	1,213	5,730	(4,517)

Invesco VI Main Street Small Cap
2021	520	7,105	(6,585)
2020	5,995	11,588	(5,593)

Invesco VI Managed Volatility
2021	160	13,218	(13,058)
2020	641	1,357	(716)

Janus Henderson Series:
Janus Henderson Balanced Portfolio
2021	2,830	7,068	(4,238)
2020	3,842	14,357	(10,515)

Janus Henderson Enterprise Portfolio
2021	160	910	(750)
2020	927	3,517	(2,590)

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(5) Changes in Units Outstanding, continued

	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson Series (continued):
Janus Henderson Global Research Portfolio
2021	154	699	(545)
2020	620	2,504	(1,884)

Janus Henderson Mid Cap Value Portfolio
2021	348	1,964	(1,616)
2020	660	1,172	(512)

Janus Henderson Research Portfolio
2021	25	1,427	(1,402)
2020	187	681	(494)

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2021	1,685	39,845	(38,160)
2020	25,022	71,385	(46,363)

JPMorgan Insurance Trust Mid Cap Value
2021	605	7,919	(7,314)
2020	4,931	17,915	(12,984)

JPMorgan Insurance Trust Small Cap Core
2021	743	3,397	(2,654)
2020	3,364	6,811	(3,447)

JPMorgan Insurance Trust U.S. Equity
2021	57	5,722	(5,665)
2020	896	13,783	(12,887)

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(6) Financial Highlights

CILAAC sold a number of variable annuity products that are funded by this Separate Account. These products have unique combinations of features and fees that are charged against the contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following table was developed by determining which products offered by CILAAC and funded by the Separate Account have the highest and lowest expense ratios. The summaries reflect the minimum and maximum contract charges which were available and offered by CILAAC to contract owners.

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2021, were as follows:

	At December 31				For the year ended December 31

	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
The Alger Fund:
Alger Large Cap Growth
2021	3	$179.842	$251.261	$676	4.14%	1.30%	1.85%	9.81%	10.41%
2020	4	163.775	227.578	735	0.16%	1.30%	1.85%	64.00%	64.89%
2019	5	99.864	138.020	580	N/A	1.30%	1.85%	25.12%	25.80%
2018	6	79.816	109.717	559	3.62%	1.30%	1.85%	0.34%	0.89%
2017	5	79.546	108.752	507	N/A	1.30%	1.85%	26.14%	26.82%
Alger Mid Cap Growth
2021	16	115.640	128.657	1,961	13.49%	1.30%	1.85%	2.31%	2.87%
2020	17	113.028	125.072	2,075	N/A	1.30%	1.85%	61.64%	62.52%
2019	21	69.925	76.959	1,596	N/A	1.30%	1.85%	27.89%	28.58%
2018	23	54.676	59.851	1,336	0.40%	1.30%	1.85%	-9.14%	-8.64%
2017	23	60.174	65.511	1,463	N/A	1.30%	1.85%	27.44%	28.13%
Alger Small Cap Growth
2021	19	88.978	189.324	2,090	0.83%	1.30%	1.85%	-7.77%	-7.27%
2020	22	96.472	204.160	2,687	0.93%	1.30%	1.85%	64.12%	65.01%
2019	31	58.782	123.727	2,199	N/A	1.30%	1.85%	26.99%	27.68%
2018	33	46.290	96.907	1,848	N/A	1.30%	1.85%	-0.42%	0.13%
2017	34	46.484	96.785	1,899	N/A	1.30%	1.85%	26.40%	27.08%

American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value
2021	47	20.973	23.163	1,062	1.11%	1.30%	1.85%	21.41%	22.06%
2020	50	17.275	18.976	934	1.67%	1.30%	1.85%	9.78%	10.37%
2019	62	15.736	17.193	1,053	3.17%	1.30%	1.85%	21.70%	22.36%
2018	68	12.931	14.051	941	4.23%	1.30%	1.85%	-8.57%	-8.07%
2017	84	14.142	15.285	1,267	3.00%	1.30%	1.85%	18.30%	18.94%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31

	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
American Century Variable Portfolios, Inc. (continued):
American Century VP Large Company Value
2021	4	$24.657	$26.987	$107	1.47%	1.30%	1.85%	19.50%	20.15%
2020	4	20.633	22.460	89	0.85%	1.30%	1.85%	0.75%	1.30%
2019	12	20.479	22.172	267	2.69%	1.30%	1.85%	25.16%	25.84%
2018	14	16.362	17.619	239	2.44%	1.30%	1.85%	-9.72%	-9.23%
2017	14	18.124	19.411	270	1.71%	1.30%	1.85%	9.06%	9.65%
American Century VP Value
2021	22	24.356	28.265	595	1.83%	1.30%	1.85%	22.25%	22.91%
2020	25	19.923	22.996	546	1.97%	1.30%	1.85%	-0.86%	-0.32%
2019	29	20.095	23.070	617	3.27%	1.30%	1.85%	24.73%	25.40%
2018	32	16.111	18.396	560	1.83%	1.30%	1.85%	-10.81%	-10.32%
2017	38	18.064	20.514	734	1.60%	1.30%	1.85%	6.78%	7.36%
BNY Mellon Investment Portfolios:
BNY Mellon I.P. MidCap Stock
2021	8	36.448	44.216	352	0.53%	1.30%	1.85%	23.28%	23.95%
2020	13	29.521	35.673	466	0.49%	1.30%	1.85%	5.89%	6.46%
2019	17	27.839	33.508	565	0.42%	1.30%	1.85%	17.68%	18.32%
2018	17	23.622	28.320	492	2.52%	1.30%	1.85%	-17.23%	-16.77%
2017	19	28.496	34.028	642	0.81%	1.30%	1.85%	12.96%	13.57%
BNY Mellon I.P. Technology Growth
2021	14	60.290	66.475	900	6.75%	1.30%	1.85%	10.60%	11.20%
2020	16	54.513	59.781	919	0.06%	1.30%	1.85%	66.50%	67.40%
2019	19	32.741	35.712	662	N/A	1.30%	1.85%	23.23%	23.90%
2018	20	26.569	28.822	568	2.56%	1.30%	1.85%	-3.07%	-2.54%
2017	22	27.411	29.574	638	N/A	1.30%	1.85%	39.78%	40.54%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio
2021	2	91.788	104.287	154	2.57%	1.30%	1.85%	24.69%	25.37%
2020	5	73.612	83.185	407	1.04%	1.30%	1.85%	21.89%	22.55%
2019	5	60.393	67.878	354	1.45%	1.30%	1.85%	31.92%	32.63%
2018	6	45.780	51.176	288	4.56%	1.30%	1.85%	-6.15%	-5.64%
2017	7	48.779	54.233	345	2.19%	1.30%	1.85%	13.25%	13.86%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31

	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
BNY Mellon Variable Investment Fund:
BNY Mellon VIF Government Money Market
2021	636	$8.655	$9.550	$5,809	0.01%	1.30%	1.85%	-1.81%	-1.27%
2020	695	8.814	9.673	6,445	0.22%	1.30%	1.85%	-1.61%	-1.07%
2019	789	8.959	9.778	7,410	1.68%	1.30%	1.85%	-0.18%	0.38%
2018	874	8.975	9.743	8,194	1.20%	1.30%	1.85%	-0.57%	-0.02%
2017	973	9.026	9.746	9,159	0.31%	1.30%	1.85%	-1.48%	-0.94%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund
2021	78	118.434	167.636	11,170	0.43%	1.30%	1.85%	25.51%	26.20%
2020	87	94.359	132.839	9,963	0.24%	1.30%	1.85%	28.20%	28.89%
2019	107	73.606	103.063	9,546	0.47%	1.30%	1.85%	29.19%	29.89%
2018	116	56.975	79.346	7,873	1.08%	1.30%	1.85%	-8.09%	-7.58%
2017	129	61.988	85.858	9,565	2.74%	1.30%	1.85%	19.67%	20.32%
Fidelity VIP Equity Income
2021	27	68.756	104.293	2,309	4.22%	1.30%	1.85%	22.63%	23.29%
2020	31	56.070	84.591	2,189	1.64%	1.30%	1.85%	4.76%	5.33%
2019	34	53.524	80.314	2,233	2.04%	1.30%	1.85%	25.13%	25.81%
2018	36	42.775	63.839	1,900	2.26%	1.30%	1.85%	-9.97%	-9.48%
2017	43	47.511	70.521	2,527	2.64%	1.30%	1.85%	10.85%	11.45%
Fidelity VIP Growth
2021	7	161.648	272.184	1,414	3.15%	1.30%	1.85%	20.98%	21.63%
2020	8	133.618	223.773	1,329	0.07%	1.30%	1.85%	41.28%	42.05%
2019	8	94.576	157.534	971	0.27%	1.30%	1.85%	31.87%	32.59%
2018	9	71.717	118.812	785	0.27%	1.30%	1.85%	-1.99%	-1.46%
2017	9	73.175	120.569	899	1.74%	1.30%	1.85%	32.69%	33.41%
Fidelity VIP Index 500
2021	3	591.232	634.028	1,961	1.50%	1.30%	1.65%	26.49%	26.93%
2020	3	467.411	499.520	1,605	1.51%	1.30%	1.65%	16.32%	16.72%
2019	4	401.832	427.957	1,809	2.36%	1.30%	1.65%	29.22%	29.67%
2018	4	310.970	330.048	1,435	1.95%	1.30%	1.65%	-6.05%	-5.72%
2017	6	330.998	350.087	1,962	1.81%	1.30%	1.65%	19.74%	20.16%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31

	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Fidelity Variable Insurance Products Fund (continued):
Fidelity VIP Index 500 Service Class
2021	5	$511.124	$548.045	$2,932	1.27%	1.50%	1.85%	25.93%	26.36%
2020	6	405.882	433.706	2,465	1.44%	1.50%	1.85%	15.80%	16.20%
2019	6	350.492	373.232	2,194	2.15%	1.50%	1.85%	28.64%	29.08%
2018	6	272.458	289.138	1,755	1.84%	1.50%	1.85%	-6.47%	-6.15%
2017	6	291.309	308.074	1,851	1.61%	1.50%	1.85%	19.21%	19.62%
Fidelity VIP Mid Cap
2021	38	40.041	43.824	1,654	2.88%	1.30%	1.85%	23.32%	23.99%
2020	44	32.469	35.345	1,516	0.57%	1.30%	1.85%	16.04%	16.67%
2019	55	27.980	30.294	1,638	0.87%	1.30%	1.85%	21.21%	21.86%
2018	63	23.085	24.859	1,524	0.88%	1.30%	1.85%	-16.10%	-15.64%
2017	70	27.515	29.469	2,013	1.31%	1.30%	1.85%	18.62%	19.26%
Franklin Templeton Variable Insurance Products Trust:
Franklin Growth and Income
2021	2	27.657	30.270	74	2.42%	1.30%	1.85%	22.97%	23.64%
2020	3	22.491	24.483	62	2.95%	1.30%	1.85%	3.60%	4.17%
2019	3	21.709	23.504	78	2.25%	1.30%	1.85%	23.38%	24.05%
2018	3	17.596	18.948	65	3.92%	1.30%	1.85%	-6.32%	-5.81%
2017	5	18.783	20.117	104	7.20%	1.30%	1.85%	13.76%	14.37%
Franklin Rising Dividends
2021	31	44.457	53.033	1,612	1.00%	1.30%	1.85%	24.49%	25.16%
2020	34	35.659	42.371	1,406	1.10%	1.30%	1.85%	13.86%	14.48%
2019	43	31.271	37.011	1,539	1.43%	1.30%	1.85%	26.88%	27.57%
2018	54	24.609	29.012	1,551	1.72%	1.30%	1.85%	-6.81%	-6.30%
2017	69	26.368	30.962	2,088	1.54%	1.30%	1.85%	18.38%	19.02%
Franklin Small Cap Value
2021	45	43.963	54.019	2,380	2.28%	1.30%	1.85%	23.09%	23.76%
2020	49	35.664	43.649	2,102	1.23%	1.30%	1.85%	3.28%	3.84%
2019	56	34.481	42.035	2,280	2.09%	1.30%	1.85%	24.05%	24.73%
2018	61	27.754	33.702	2,018	2.01%	1.30%	1.85%	-14.47%	-14.00%
2017	70	32.401	39.189	2,675	0.51%	1.30%	1.85%	8.65%	9.24%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31

	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Franklin Templeton Variable Insurance Products Trust (continued):
Franklin Strategic Income
2021	36	$18.207	$20.143	$704	3.31%	1.30%	1.85%	0.25%	0.80%
2020	39	18.160	19.984	773	4.61%	1.30%	1.85%	1.55%	2.10%
2019	47	17.883	19.572	921	5.13%	1.30%	1.85%	6.09%	6.67%
2018	50	16.856	18.349	898	2.66%	1.30%	1.85%	-3.92%	-3.40%
2017	67	17.544	18.994	1,253	2.95%	1.30%	1.85%	2.66%	3.22%
Franklin U.S. Government Securities
2021	20	11.800	13.055	256	2.46%	1.30%	1.85%	-3.61%	-3.09%
2020	26	12.242	13.471	341	3.81%	1.30%	1.85%	1.95%	2.50%
2019	33	12.008	13.143	425	2.97%	1.30%	1.85%	3.32%	3.88%
2018	38	11.623	12.652	470	2.60%	1.30%	1.85%	-1.50%	-0.96%
2017	51	11.799	12.774	634	2.63%	1.30%	1.85%	-0.50%	0.04%
Franklin Mutual Global Discovery
2021	56	34.094	40.095	2,199	2.75%	1.30%	1.85%	16.97%	17.60%
2020	63	29.108	34.094	2,111	1.89%	1.30%	1.85%	-6.20%	-5.69%
2019	78	30.986	36.151	2,781	2.99%	1.30%	1.85%	22.11%	22.77%
2018	86	25.338	29.446	2,490	2.39%	1.30%	1.85%	-12.84%	-12.36%
2017	101	29.028	33.600	3,332	2.11%	1.30%	1.85%	6.63%	7.21%
Franklin Mutual Shares
2021	24	25.807	29.941	709	2.98%	1.30%	1.85%	17.00%	17.64%
2020	27	22.024	25.452	672	2.35%	1.30%	1.85%	-6.77%	-6.26%
2019	31	23.588	27.152	816	2.11%	1.30%	1.85%	20.35%	21.00%
2018	33	19.571	22.440	747	2.24%	1.30%	1.85%	-10.73%	-10.24%
2017	44	21.891	25.000	1,058	2.98%	1.30%	1.85%	6.39%	6.96%
Templeton Developing Markets
2021	22	30.895	39.007	838	2.96%	1.30%	1.85%	-7.45%	-6.95%
2020	24	33.334	41.920	983	3.34%	1.30%	1.85%	15.05%	15.68%
2019	34	28.929	36.238	1,181	1.02%	1.30%	1.85%	24.40%	25.07%
2018	36	23.222	28.974	1,042	0.90%	1.30%	1.85%	-17.33%	-16.88%
2017	46	28.049	34.859	1,546	0.98%	1.30%	1.85%	37.87%	38.61%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31

	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Invesco Variable Insurance Funds:
Invesco VI Capital Appreciation
2021	6	$43.398	$51.928	$334	N/A	1.30%	1.85%	20.06%	20.71%
2020	10	36.094	43.018	424	N/A	1.30%	1.85%	33.77%	34.49%
2019	16	26.943	31.986	503	0.28%	1.30%	1.85%	33.38%	34.10%
2018	17	20.171	23.852	382	3.88%	1.30%	1.85%	-7.67%	-7.17%
2017	17	21.815	25.694	428	0.01%	1.30%	1.85%	24.21%	24.89%
Invesco VI Discovery Mid Cap Growth
2021	5	47.180	60.093	306	N/A	1.30%	1.85%	16.63%	17.27%
2020	6	40.391	51.244	298	N/A	1.30%	1.85%	37.69%	38.44%
2019	7	29.291	37.015	259	N/A	1.30%	1.85%	36.48%	37.22%
2018	7	21.429	26.974	197	4.27%	1.30%	1.85%	-8.02%	-7.51%
2017	7	23.262	29.165	207	N/A	1.30%	1.85%	26.13%	26.81%
Invesco VI Diversified Dividend
2021	11	14,601	17,337	192	2.24%	1.30%	1.85%	16.73%	17.37%
2020	12	12.489	14.772	180	2.53%	1.30%	1.85%	-1.68%	-1.14%
2019	16	12.684	14.943	224	3.21%	1.30%	1.85%	22.82%	23.49%
2018	15	10.312	12.101	180	2.20%	1.30%	1.85%	-9.26%	-8.77%
2017	18	11.348	13.263	235	1.77%	1.30%	1.85%	6.61%	7.18%
Invesco VI Equity and Income
2021	44	10.444	10.482	459	5.48%	1.30%	1.85%	4.44%	4.82%
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco VI Global
2021	54	48.633	61.555	3,261	0.03%	1.30%	1.85%	13.08%	13.69%
2020	63	42.295	54.142	3,360	0.38%	1.30%	1.85%	25.02%	25.70%
2019	76	34.299	43.071	3,218	0.66%	1.30%	1.85%	29.07%	29.77%
2018	80	26.535	33.191	2,601	0.79%	1.30%	1.85%	-14.98%	-14.51%
2017	88	31.163	38.825	3,376	0.71%	1.30%	1.85%	33.85%	34.58%
Invesco VI Global Strategic Income
2021	63	15.757	17.434	1,065	4.56%	1.30%	1.85%	-5.31%	-4.80%
2020	74	16.642	18.313	1,324	4.76%	1.30%	1.85%	1.12%	1.67%
2019	94	16.457	18.012	1,661	3.40%	1.30%	1.85%	8.60%	9.19%
2018	97	15.155	16.496	1,579	4.48%	1.30%	1.85%	-6.28%	-5.77%
2017	125	16.171	17.507	2,146	2.01%	1.30%	1.85%	4.12%	4.68%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31

	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Invesco Variable Insurance Funds (continued):
Invesco VI Global Real Estate
2021	33	$30.993	$38.034	$1,341	2.72%	1.30%	1.85%	23.43%	24.10%
2020	38	25.073	30.648	1,143	4.29%	1.30%	1.85%	-13.91%	-13.44%
2019	42	29.082	35.409	1,464	4.67%	1.30%	1.85%	20.77%	21.42%
2018	45	24.046	29.162	1,278	3.71%	1.30%	1.85%	-7.87%	-7.36%
2017	53	26.060	31.480	1,628	3.23%	1.30%	1.85%	11.00%	11.60%
Invesco VI Health Care
2021	16	41.516	47.423	731	1.17%	1.30%	1.85%	10.26%	10.86%
2020	21	37.598	42.778	859	0.26%	1.30%	1.85%	12.38%	12.99%
2019	26	33.407	37.860	995	0.87%	1.30%	1.85%	30.10%	30.80%
2018	28	25.640	28.944	806	0.14%	1.30%	1.85%	-0.94%	-0.40%
2017	32	25.845	29.060	904	0.38%	1.30%	1.85%	13.73%	14.34%
Invesco VI Main Street
2021	17	40.813	47.618	755	0.58%	1.30%	1.85%	24.92%	25.60%
2020	22	32.623	37.913	818	1.01%	1.30%	1.85%	11.63%	12.23%
2019	27	29.182	33.780	877	1.23%	1.30%	1.85%	29.34%	30.05%
2018	30	22.528	25.975	777	2.07%	1.30%	1.85%	-9.78%	-9.28%
2017	37	24.932	28.633	1,039	1.02%	1.30%	1.85%	14.52%	15.14%
Invesco VI Main Street Small Cap
2021	32	48,818	62,918	1,930	1.11%	1.30%	1.85%	20.04%	20.69%
2020	38	40.607	52.130	1,939	0.31%	1.30%	1.85%	17.46%	18.10%
2019	44	34.520	44.141	1,885	0.82%	1.30%	1.85%	23.84%	24.51%
2018	44	27.833	35.450	1,519	2.88%	1.30%	1.85%	-12.17%	-11.69%
2017	52	31.643	40.144	2,063	0.64%	1.30%	1.85%	11.85%	12.45%
Invesco VI Managed Volatility
2021	0	32.412	36.519	-	4.31%	1.30%	1.85%	7.15%	7.34%
2020	13	30.233	34.021	431	1.98%	1.30%	1.85%	-3.28%	-2.76%
2019	14	31.214	34.986	469	1.45%	1.30%	1.85%	16.43%	17.06%
2018	15	26.770	29.886	430	1.65%	1.30%	1.85%	-12.63%	-12.15%
2017	18	30.593	34.020	592	1.27%	1.30%	1.85%	8.56%	9.14%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31

	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Janus Henderson Series:
Janus Henderson Balanced Portfolio
2021	36	$86.595	$114.647	$3,822	1.12%	1.30%	1.85%	15.07%	15.69%
2020	40	75.256	99.097	3,683	1.68%	1.30%	1.85%	12.24%	12.84%
2019	50	67.052	87.817	4,106	1.98%	1.30%	1.85%	20.36%	21.02%
2018	50	55.708	72.567	3,314	2.21%	1.30%	1.85%	-1.16%	-0.62%
2017	54	56.361	73.018	3,610	1.60%	1.30%	1.85%	16.29%	16.92%
Janus Henderson Enterprise Portfolio
2021	7	136.648	168.584	1,026	0.32%	1.30%	1.85%	14.71%	15.33%
2020	7	119.126	146.174	991	0.07%	1.30%	1.85%	17.30%	17.94%
2019	10	101.553	123.938	1,145	0.21%	1.30%	1.85%	30.02%	33.75%
2018	11	76.342	92.666	966	0.29%	1.30%	1.85%	-2.23%	-1.70%
2017	12	78.086	94.269	1,030	0.65%	1.30%	1.85%	25.11%	25.79%
Janus Henderson Global Research Portfolio
2021	6	71.078	86.424	458	0.53%	1.30%	1.85%	15.95%	16.57%
2020	6	61.303	74.137	432	0.59%	1.30%	1.85%	17.88%	18.52%
2019	8	52.005	62.552	468	1.03%	1.30%	1.85%	26.70%	27.39%
2018	8	41.046	49.104	365	1.18%	1.30%	1.85%	-8.57%	-8.07%
2017	9	44.892	53.413	427	0.80%	1.30%	1.85%	24.73%	25.40%
Janus Henderson Mid Cap Value Portfolio
2021	10	38.044	47.247	431	0.29%	1.30%	1.85%	17.25%	17.89%
2020	11	32.398	40.077	430	0.92%	1.30%	1.85%	-3.01%	-2.48%
2019	12	33.353	41.096	462	1.56%	1.30%	1.85%	27.69%	28.38%
2018	13	26.082	32.012	424	0.95%	1.30%	1.85%	-15.39%	-14.93%
2017	16	30.783	37.631	602	0.64%	1.30%	1.85%	11.57%	12.18%
Janus Henderson Research Portfolio
2021	2	82.257	107.285	234	0.13%	1.30%	1.85%	18.15%	18.79%
2020	4	69.622	90.316	323	0.37%	1.30%	1.85%	30.54%	31.25%
2019	4	53.334	68.813	273	0.48%	1.30%	1.85%	33.06%	33.78%
2018	4	40.083	51.437	215	0.62%	1.30%	1.85%	-4.36%	-3.83%
2017	4	41.909	53.488	205	0.40%	1.30%	1.85%	25.57%	26.24%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31

	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2021	215	$14.730	$16.304	$3,290	2.08%	1.30%	1.85%	-3.15%	-2.62%
2020	253	15.268	16.743	3,988	2.04%	1.30%	1.85%	5.89%	6.46%
2019	300	14.364	15.727	4,425	2.56%	1.30%	1.85%	6.21%	6.79%
2018	325	13.524	14.727	4,500	2.40%	1.30%	1.85%	-1.78%	-1.24%
2017	382	13.769	14.913	5,396	2.49%	1.30%	1.85%	1.70%	2.25%
JPMorgan Insurance Trust Intrepid Mid Cap
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	-	N/A	N/A	N/A	N/A	1.30%	1.85%	4.26%	4.47%
JPMorgan Insurance Trust Mid Cap Value
2021	61	37.114	42.306	2, 426	1.14%	1.30%	1.85%	27.53%	28.22%
2020	69	30.087	32.995	2,121	1.21%	1.30%	1.85%	-1.45%	-0.92%
2019	82	29.532	33.301	2,549	2.00%	1.30%	1.85%	24.46%	25.13%
2018	90	23.729	26.612	2,254	1.27%	1.30%	1.85%	-13.45%	-12.97%
2017	107	27.415	30.580	3,115	0.80%	1.30%	1.85%	11.70%	12.31%
JPMorgan Insurance Trust Small Cap Core
2021	16	51.553	59.224	894	1.07%	1.30%	1.85%	19.18%	19.83%
2020	18	43.256	49.425	874	0.76%	1.30%	1.85%	11.62%	12.23%
2019	22	38.753	44.040	923	1.56%	1.30%	1.85%	22.31%	22.98%
2018	26	31.683	35.811	873	2.40%	1.30%	1.85%	-13.54%	-13.07%
2017	29	36.644	41.194	1,139	0.32%	1.30%	1.85%	13.14%	13.75%
JPMorgan Insurance Trust U.S. Equity
2021	44	48.642	55.288	2,180	2.48%	1.30%	1.85%	26.99%	27.68%
2020	50	39.486	43.301	1,934	0.70%	1.30%	1.85%	22.99%	23.65%
2019	64	31.143	35.018	1,973	2.34%	1.30%	1.85%	29.36%	30.06%
2018	70	24.075	26.924	1,679	3.63%	1.30%	1.85%	-7.88%	-7.38%
2017	80	26.134	29.068	2,117	1.04%	1.30%	1.85%	20.12%	20.77%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

(6) Unit Values and Financial Highlights, continued

(a)

This ratio represents dividends, excluding distributions of capital gains (both long-term and short-term), received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes expense charges that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. N/A is noted if the fund did not pay any dividends.

(b)	This ratio represents the annualized contract expenses of the Separate Account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense risk charges. Charges that require redemption of contract owner units are excluded.

(c)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(d)	Net Assets equals Contract Owners’ Equity. N/A is noted if the fund option is closed.

(7) Expenses

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is assessed through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.

1.30% - 1.85%
Contract Maintenance Fee This annual charge is assessed against Advantage III and Preferred Plus contracts through the redemption of units. The fee is waived when the account value exceeds $50,000.	$7.50 Quarterly for Contracts less than $25,000 $3.75 Quarterly for Contracts $25,000 - $50,000

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2021

Expense Type	Range

Surrender Charge (Contingent Deferred Sales Charge)

This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.

0.00% - 8.00%

Optional Benefit Fee

Optional benefits may be elected by contract owners. These benefits include death benefits and living benefits. The fees for such benefits are deducted monthly and assessed through a reduction in unit value. These fees are calculated on an “Asset Base” basis.

0.20% - 0.35% on Asset Base

(8) Related Party Transactions

Contract owners' net payments represent premiums received from contract owners less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the Contract.

Investment Distributors, Inc., a wholly owned subsidiary of PLC, is the principal underwriter for the Separate Account.

(9) Subsequent Events

The Separate Account has evaluated the effect of events subsequent to December 31, 2021 and through date the financial statements were available to be issued.  All accounting and disclosure requirements related to subsequent events are included in our financial statements.